Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Risk Management [Abstract]
Summary of Capital Risk Management
Details of the Company’s capital management accounts as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Total borrowings and debt securities	￦	120,605,365	133,631,830
Cash and cash equivalents		3,234,780	4,342,887

Net borrowings and debt securities		117,370,585	129,288,943

Total equity		42,000,256	37,264,750

Debt to equity ratio		279.45%	346.95%

Summary of Maximum Exposure to Credit Risk
Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Cash and cash equivalents	￦	3,234,780	4,342,887
Financial assets at fair value through profit or loss(*1)		3,610,408	2,590,228
Derivative assets (trading)		693,072	730,948
Financial assets at fair value through other comprehensive income (debt securities)		529	4,627
Financial assets at amortized cost		26,998	38,843
Loans		1,013,371	988,331
Long-term/short-term financial instruments		1,353,080	1,412,315
Derivative assets (applying hedge accounting)		324,952	269,446
Trade and other receivables		12,614,902	14,179,322
Financial guarantee contracts(*2)		3,776,060	4,399,189

(*1)	Equity investments held by the Company are excluded.

(*2)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.
For the year ended December 31, 2023, there are no financial assets and non-financial
assets that were acquired through the exercise of the right of collateralized assets and reinforcement of credit arrangement.

Summary of Sensitivity Analysis for Actuarial Assumptions
A sensitivity analysis of defined benefit obligation assuming a 1% increase and decrease movements in the actuarial valuation assumptions as of December 31, 2022 and 2023 are as follows:

			2022		2023
Type	Accounts		1% Increase	1% Decrease	1% Increase	1% Decrease

			In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	321,930	(283,658)	392,392	(361,359)
Discount rate	Increase (decrease) in defined benefit obligation		(289,229)	337,033	(371,103)	415,361
Changes of employee benefits assuming a 1% increase and decrease movements in discount rate on plan asset for the years ended December 31, 2022 and 2023 are ￦27,495 million and ￦29,993 million, respectively.

Summary of Principal Assumptions on Provisions Valuation
Changes in provisions due to movements in underlying assumptions as of December 31, 2022 and 2023 are as follows:

Type	Accounts	2022	2023
PCBs	Inflation rate	1.98%	2.40%
	Discount rate	1.92%	2.12%
Nuclear plants	Inflation rate	2.25%	1.91%
	Discount rate	2.48%	2.76%
Spent fuel	Inflation rate	2.93%	1.91%
	Discount rate	4.49%	2.49%
Radioactive waste	Inflation rate	3.06%	3.89%
	Discount rate	2.62%	3.65%

Summary of Sensitivity Analysis for Provisions Assumptions
A sensitivity analysis of provisions assuming a 0.1% increase and decrease movements in the underlying assumptions as of December 31, 2022 and 2023 are as follows:

			2022		2023
Type	Accounts		0.1%p Increase	0.1%p Decrease	0.1%p Increase	0.1%p Decrease

			In millions of won
Discount rate	PCBs	￦	(169)	169	(123)	123
	Nuclear plants		(474,432)	491,360	(418,570)	432,847
	Spent fuel		(54,330)	56,453	(130,065)	130,761
	Radioactive waste		(15,089)	15,260	(13,538)	13,683
Inflation rate	PCBs		169	(169)	123	(123)
	Nuclear plants		515,262	(498,258)	458,047	(443,531)
	Spent fuel		57,269	(55,191)	133,931	(128,607)
	Radioactive waste		14,190	(14,056)	13,291	(13,174)

Summary of Foreign Currency Risk
The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2022 and 2023 are as follows:

	Assets		Liabilities
Type	2022	2023	2022	2023
	In thousands of foreign currencies
AED	5,610	24,441	25,597	18,143
AUD	4,448	4,310	299,663	299,795
BDT	7,514	2,260	—	—
BWP	824	777	—	—
EGP	—	1,665	1,162	1,941
CAD	89	—	595	—
CHF	—	—	500,158	499,930
CZK	—	—	153	—
EUR	1,976	12,259	41,073	81,744
GBP	—	75	31	—
HKD	—	—	4,014,446	5,079,189
IDR	598,697	25,567,281	1,323,840	2,118,580
INR	1,592,380	1,663,705	312,978	387,947
JOD	1,146	569	14	68,448
JPY	568,263	921,120	1,719,846	8,692,604
KZT	1,510	1,510	—	—
MGA	2,856,045	3,545,076	347,403	495,288
MMK	199,518	199,518	—	—
MYR	38,177	2,805	—	—
PHP	68,592	98,154	7,493	6,750
PKR	533,816	75,206,354	219,341	55,531
RUB	—	—	2,881	—
SAR	1,713	937	9,710	—
SEK	—	—	449,211	452,309
SGD	—	279	—	2,191
THB	—	—	389	—
USD	1,484,614	1,701,494	13,599,643	14,458,985
UYU	128,674	120,768	3,106	2,028
VND	1,184,670	848,242	4,495	—
ZAR	43,461	87,780	—	—

Summary of Sensitivity Analysis for Foreign Currency Exchange Rates
A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2022 and 2023 are as follows:

		2022		2023
Type		10% Increase	10% Decrease	10% Increase	10% Decrease
		In millions of won

Increase (decrease) of profit before income tax	￦	(1,703,053)	1,703,053	(1,828,308)	1,828,308
Increase (decrease) of equity(*)		(1,703,053)	1,703,053	(1,828,308)	1,828,308

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Summary of Interest Rate Risk
The Company’s borrowings and debt securities with floating interest rates as of December 31, 2022 and 2023 are as follows:

Type		2022	2023

		In millions of won
Short-term borrowings	￦	3,154,972	4,435,420
Long-term borrowings		5,388,073	7,766,588
Debt securities		269,101	305,602

	￦	8,812,146	12,507,610

Summary of Sensitivity Analysis for Interest Rates
A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1% increase and decrease in interest for the years ended December 31, 2022 and 2023 are as follows:

		2022		2023
Type		1%p Increase	1%p Decrease	1%p Increase	1%p Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	(88,121)	88,121	(125,076)	125,076
Increase (decrease) of shareholder’s equity(*)		(88,121)	88,121	(125,076)	125,076

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Summary of Sensitivity Analysis for Electricity Rates
A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2022 and 2023 is as follows:

		2022		2023
Type		1% Increase	1% Decrease	1% Increase	1% Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	661,990	(661,990)	829,548	(829,548)
Increase (decrease) of shareholder’s equity(*)		661,990	(661,990)	829,548	(829,548)

(*)	The effect on the equity excluding the impact of income taxes.

Summary of Maturity Analysis for Non Derivative Financial Liabilities
The expected maturities for
non-derivative
financial liabilities as of December 31, 2022 and 2023 in detail are as follows:

		2022
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings and debt securities	￦	26,157,747	27,367,577	47,361,676	37,115,832	138,002,832
Lease liabilities		639,756	657,210	1,390,374	1,925,012	4,612,352
Trade and other payables(*1)		11,369,512	347,563	1,008,133	734,112	13,459,320
Financial guarantee contracts(*2)		105,091	54,310	3,495,437	121,222	3,776,060

	￦	38,272,106	28,426,660	53,255,620	39,896,178	159,850,564

		2023
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings and debt securities	￦	50,878,929	29,046,036	42,420,850	32,778,830	155,124,645
Lease liabilities		641,525	588,850	1,309,996	1,694,729	4,235,100
Trade and other payables(*1)		8,477,209	364,443	833,394	589,004	10,264,050
Financial guarantee contracts(*2)		121,415	2,546,689	1,645,488	85,597	4,399,189

	￦	60,119,078	32,546,018	46,209,728	35,148,160	174,022,984

(*1)	Excludes lease liabilities.
(*2)
This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2022 and 2023 are
~~W~~
67,240 and ￦49,992 million, respectively.

Summary of Maturity Analysis for Non Derivative Financial Assets
The expected maturities for
non-derivative
financial assets as of December 31, 2022 and 2023 in detail are as follows:

		2022
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total

		In millions of won
Cash and cash equivalents	￦	3,234,780	—	—	—	3,234,780
Financial assets at fair value through other comprehensive income		—	—	—	502,829	502,829
Financial assets at amortized cost		16,762	10,231	5	—	26,998
Loans		132,877	411,594	502,050	—	1,046,521
Long-term/short-term financial instruments		666,758	—	25	686,297	1,353,080
Financial assets at fair value through profit or loss		3,181,791	645	3,535	523,537	3,709,508
Trade and other receivables		10,464,191	1,083,593	1,080,831	—	12,628,615

	￦	17,697,159	1,506,063	1,586,446	1,712,663	22,502,331

		2023
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total

		In millions of won
Cash and cash equivalents	￦	4,342,887	—	—	—	4,342,887
Financial assets at fair value through other comprehensive income		—	—	—	502,443	502,443
Financial assets at amortized cost		28,905	9,938	—	—	38,843
Loans		139,168	465,666	411,100	8,872	1,024,806
Long-term/short-term financial instruments		578,578	22	23	833,692	1,412,315
Financial assets at fair value through profit or loss		2,054,021	1,381	6,523	649,360	2,711,285
Trade and other receivables		11,990,515	911,822	1,292,539	1,280	14,196,156

	￦	19,134,074	1,388,829	1,710,185	1,995,647	24,228,735

(*)	The maturities cannot be presently determined.

Summary of Maturity Analysis for Derivative, Undiscounted Cash Flows
Derivative liabilities classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2022 and 2023 are as follows:

		2022
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading and others		(42,663)	(15,225)	(171,130)	(84,924)	(313,942)
— Hedging		—	(10,064)	(5,176)	(10,265)	(25,505)

	￦	(42,663)	(25,289)	(176,306)	(95,189)	(339,447)

		2023
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading and others		(22,571)	(11,566)	(201,590)	(130,119)	(365,846)
— Hedging		—	(4,680)	(13,243)	(5,641)	(23,564)

	￦	(22,571)	(16,246)	(214,833)	(135,760)	(389,410)

Summary of Maturity Analysis for Derivative Financial Assets
Derivative assets classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2022 and 2023 are as follows:

		2022
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading		861,621	160,938	(352,657)	65,661	735,563
— Hedging		134,390	47,502	131,258	—	313,150

	￦	996,011	208,440	(221,399)	65,661	1,048,713

		2023
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading		257,073	123,132	169,004	145,728	694,937
— Hedging		78,769	61,031	131,687	—	271,487

	￦	335,842	184,163	300,691	145,728	966,424

Summary of Fair Value Measurement of Instruments	Fair value and book value of financial assets and liabilities as of December 31, 2022 and 2023 are as follows:

		2022		2023
Type		Book value	Fair value	Book value	Fair value
		In millions of won
Assets recognized at fair value
Financial assets at fair value through other comprehensive income	￦	502,829	502,829	502,443	502,443
Derivative assets (trading)		693,072	693,072	730,948	730,948
Derivative assets (hedge designated)		324,952	324,952	269,446	269,446
Financial assets at fair value through profit or loss		3,709,508	3,709,508	2,711,285	2,711,285

	￦	5,230,361	5,230,361	4,214,122	4,214,122

Assets carried at amortized cost
Financial assets at amortized cost	￦	26,998	26,998	38,843	38,843
Loans and receivables		1,013,371	1,013,371	988,331	988,331
Trade and other receivables		12,614,902	12,614,902	14,179,322	14,179,322
Long-term financial instruments		686,322	686,322	833,737	833,737
Short-term financial instruments		666,758	666,758	578,578	578,578
Cash and cash equivalents		3,234,780	3,234,780	4,342,887	4,342,887

	￦	18,243,131	18,243,131	20,961,698	20,961,698

Liabilities recognized at fair value
Derivative liabilities (trading)	￦	407,246	407,246	428,670	428,670
Derivative liabilities (hedge designated)		25,505	25,505	23,564	23,564

	￦	432,751	432,751	452,234	452,234

Liabilities carried at amortized cost
Secured borrowings	￦	102,368	102,368	773,646	773,646
Unsecured bond		105,185,189	96,846,056	113,792,178	111,218,771
Lease liabilities		4,163,143	4,163,143	3,807,880	3,807,880
Unsecured borrowings		15,282,193	15,280,693	19,062,162	19,061,348
Trade and other payables(*)		13,459,320	13,459,320	10,264,050	10,264,050
Bank overdraft		35,615	35,615	3,844	3,844

	￦	138,227,828	129,887,195	147,703,760	145,129,539

(*)	Excludes lease liabilities.

Summary of Significant Unobservable Inputs Used in Fair Value Measurement of Financial Instruments
The discount rates used for calculating fair value as of December 31, 2022 and 2023 are as follows:

Type	2022	2023
Derivatives	0.60% ~ 7.93%	0.93%~10.36%
Borrowings and debt securities	0.75% ~ 5.84%	0.96%~5.84%
Finance lease	0.00% ~ 17.08%	0.00%~17.03%

Summary of Fair Value Measurement of Financial Instruments
Fair values of financial instruments by hierarchy level as of December 31, 2022 and 2023 are as follows:

		2022
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	300,057	—	202,772	502,829
Derivative assets		—	1,018,024	—	1,018,024
Financial assets at fair value through profit or loss		—	3,703,179	6,329	3,709,508

	￦	300,057	4,721,203	209,101	5,230,361

Financial liabilities at fair value
Derivative liabilities	￦	—	432,751	—	432,751

		2023
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	285,054	—	217,389	502,443
Derivative assets		—	1,000,394	—	1,000,394
Financial assets at fair value through profit or loss		—	2,704,550	6,735	2,711,285

	￦	285,054	3,704,944	224,124	4,214,122

Financial liabilities at fair value
Derivative liabilities	￦	—	452,234	—	452,234

Summary of Reconciliation of Changes in Fair Value Measurement, Assets
Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	5,797	400	—	132	—	—	6,329
Financial assets at fair value through other comprehensive income
Unlisted securities		160,790	9,451	—	33,237	—	(1,235)	202,243
Debt securities		491	—	—	38	—	—	529

		2023
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	6,329	—	270	136	—	—	6,735
Financial assets at fair value through other comprehensive income
Unlisted securities		202,243	9,550	—	5,445	(5,332)	856	212,762
Debt securities		529	4,080	—	18	—	—	4,627